Significant Customers (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Concentration Risk [Line Items]
Accounts receivable			$ 3,700,000	$ 3,200,000
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Three Customers [Member]
Concentration Risk [Line Items]
Concentration risk percentage	53.00%	46.00%	42.00%	48.00%
Accounts receivable	$ 2,500,000	$ 3,300,000	$ 3,723,079	$ 3,188,832